INCOME TAXES (Details) - Schedule of statutory income tax - Continuing Operations [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Continuing operations
Tax expense at the federal statutory rate	$ (3,043,932)	$ (1,143,354)
State tax expense, net of federal tax effect	(409.279)	(79,743)
Permanent differences	1,813,210	453,667
Prior year net operating loss true up	(43,413)	487,927
Temporary timing differences
Deferred tax assets, gross	(1,683,414)	(281,503)
Deferred income tax asset valuation allowance	1,683,414	281,503
Deferred tax assets, net